Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Principles of Consolidation and Presentation

Principles of Consolidation and Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the New Borun, Golden Direction, China High, Shandong Borun and Daqing Borun. All significant inter-company transactions and balances have been eliminated upon consolidation.

Foreign Currency Translation

Foreign Currency Translation

The Company’s financial statements are presented in Chinese Renminbi (“RMB”), which is the Company’s reporting currency. The functional currency of the Company’s subsidiary in Hong Kong is the U.S. dollar while the functional currency of the Company’s subsidiaries in the PRC is RMB.

In accordance with FASB ASC Topic 830, “Foreign Currency Matters”, the Company translates the assets and liabilities into RMB using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from U.S. dollar into RMB are recorded in shareholders’ equity as part of accumulated other comprehensive income.

Convenience Translation into United States Dollar Amounts

Convenience Translation into United States Dollar Amounts

The Company reports its financial statements using the RMB. The Dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the reader, and have been converted at the rate of RMB 6.5342 to one Dollar ($), which is published by the People’s Bank of China on December 31, 2017. Such translations should not be construed as representations that the RMB amounts represent, have been, or could be, converted into, $ at that or any other rate.

Use of Estimates

Use of Estimates

The preparation and presentation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Cash	Cash Cash includes cash on hand, and cash accounts and interest bearing savings accounts in the financial institutions.
Accounts Receivable

Accounts Receivable

Accounts receivable are carried at the amounts invoiced to customers less allowance for doubtful accounts, if any. When applicable, the Company estimates an allowance based on a review of the payment history of individual customers and future expectations of economic conditions of those customers. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of a general inventory item is determined using the weighted average method. Net realizable value is the estimated selling price, in the ordinary course of business, less estimated costs to complete and dispose. Cost of work in progress and finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity. From November 2013, the Company initiated a “bill and hold” arrangement with the granaries whereby the Company took the possession of the corn upon purchase and storage of the corn by the granaries. Purchased corn are recognized as inventories when the significant risks and rewards of ownership are considered to be transferred to the Company upon full payment of the corn price made to the granaries and the quantity and quality of the purchased corn had been inspected and acknowledged by the Company.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant and equipment are recorded at cost. Significant additions or improvements extending useful lives of assets are capitalized. Depreciation is calculated using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives as follows.

Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Maintenance and repairs are charged directly to expense as incurred, whereas improvements and renewals are generally capitalized in their respective property accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized in the consolidated statements of income and comprehensive income.

Land Use Rights

Land Use Rights

According to the laws of the PRC, land is owned by the state or rural collective economic organizations in the PRC. Companies or individuals are authorized to possess and use the land only through the land use rights granted by the government. The land use rights represent cost of the rights to use the land in respect of properties located in the PRC. Land use rights are carried at cost and amortized on a straight-line basis over the period of rights of 50 years.

Intangible Assets

Intangible Assets

Intangible assets include production license for use in the production and distribution of edible alcohol and is accounted for under FASB ASC Topic 350-30, “General Intangibles Other Than Goodwill”. The current production license for use in the production and distribution of edible alcohol is renewed in October 2016 with an additional five years. The production license renewal is normally subject to inspection and renewed every five years with a small renewal application fee cost. Based on the Company’s historical experience in producing and distributing edible alcohol, the Company does not expect to incur significant cost to renew its production license nor does it expect any material modifications to the existing terms of the production license, or any difficulties in renewing the license. Amortization expense is calculated on a straight-line basis over the useful life of the production license which include additional five-year expected renewal period. The intangible assets have been fully amortized during the year ended December 31, 2016.

Valuation of Long-Lived Assets

Valuation of Long-Lived Assets

The Company, in accordance with FASB ASC Topic 360, “Property, Plant and Equipment”, reviews for impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability is determined by comparing projected undiscounted cash flows associated with such assets to the related carrying value.

An impairment loss would be recognized when estimated discounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The Company records impairment losses of RMB 7,020,788, RMB nil and RMB nil for the years ended December 31, 2015, 2016 and 2017, respectively.

Value added tax

Value added tax

All the subsidiaries of the Company in the PRC are subject to value added tax (“VAT”) imposed by the Government of the PRC on its purchase and sales of goods, its purchase of property, plant and equipment and the freight expenses being incurred. The output VAT is charged to customers who purchase goods from the Company and debited to trade accounts receivable and credited to VAT payable — output VAT. As of December 31, 2016 and 2017, the trade accounts receivable included the output VAT charged to customers are RMB53,388,567 and RMB 66,777,031 ($10,219,618), respectively. The input VAT is incurred when the Company purchases goods and property, plant and equipment from its vendors and the freight expenses being incurred. The input VAT incurred is debited to VAT recoverable or VAT payable  input VAT and credited to payables accounts or cash and cash equivalent. VAT payable is computed on a monthly basis and payable in the following month based on the difference between the amount of output VAT and input VAT as of month-end. The applicable VAT rate is ranged from 0% to 17% in general, depending on the types of products purchased and sold. If the amount of validated input VAT being aroused by purchasing goods and property, plant, equipment and the freight expenses incurred exceeds that of output VAT for sales of goods during the month, the debit VAT payable balance as of month-end will be carried forward to be creditable against future collection of output VAT in the following months and will be reclassified as VAT recoverable under other receivables. In addition, input VAT is off-the-price and not included in the cost of inventory.

According to Cai Shui [2012] No. 38 issued by the PRC State Administration of Taxation, since July 2012, the input VAT paid for purchase of corns can only be offset against the output VAT when the required conditions are being fulfilled and validated by the PRC Taxing Authority, otherwise, the input VAT paid will be temporarily recorded as VAT recoverable under other receivables. As of December 31, 2016 and 2017, VAT recoverable consisted of input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority of RMB74,986,737 and RMB45,434,459 ($6,953,332), respectively.

According to Cai Kuai [2013] No. 36, sales taxes and surcharges has been replaced with value-added taxes effective from May 1, 2016.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC Topic 605, “Revenue Recognition”, when persuasive evidence of an arrangement exists, the price is fixed or determinable, collection is reasonably assured and delivery of products has occurred or services have been rendered. Delivery occurs upon receipt of products by the customers at the customers’ warehouse or designated destination, or at the time products are picked up by the customers at the Company’s warehouse.

Revenues presented on the consolidated statements of income and comprehensive income are net of sales taxes and surcharges.

Cost of Goods Sold

Cost of Goods Sold

The Company’s cost of goods sold includes product costs, shipping and handling costs, and costs related to inventory adjustments, including write downs for excess and obsolete inventory. Product costs include raw materials, production overhead costs, amortization of production license, and depreciation of property, plant and equipment used directly or indirectly for production.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. The Company did not incur any material research and development costs for the years ended December 31, 2015, 2016 and 2017.

Advertising Expenses	Advertising Expenses Costs associated with advertising are expensed as incurred. The Company did not incur any advertising expenses for the years ended December 31, 2015, 2016 and 2017.
Shipping and Handling Costs

Shipping and Handling Costs

The Company records all charges to customers for outbound shipping and handling as revenue. All corresponding shipping and handling costs are classified as cost of goods sold for the years ended December 31, 2015, 2016 and 2017.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company did not have an allowance for doubtful accounts for this risk.

Retirement and Other Postretirement Benefits

Retirement and Other Postretirement Benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company accounts for the mandated defined contribution plan under the vested benefit obligations approach based on the guidance of FASB ASC Topic 715, “Compensation—Retirement Benefits”.

The total amounts for such employee benefits, which were expensed, were RMB10,369,297, RMB10,016,774 and RMB11,558,233 ($1,768,883) for the years ended December 31, 2015, 2016 and 2017, respectively.

Borrowing cost

Borrowing cost

Borrowing costs attributable directly to the acquisition, construction or production of qualifying assets which require a substantial period of time to be ready for their intended use or sale, are capitalized as part of the cost of those assets. Income earned on temporary investments of specific borrowings pending their expenditure on those assets is deducted from borrowing costs capitalized. All other borrowing costs are recognized in interest expenses in the statement of income and comprehensive income in the period in which they are incurred. For the years ended December 31, 2015, 2016 and 2017, no interests were capitalized as borrowing cost in property, plant and equipment.

Government Subsidies

Government Subsidies

The Company’s subsidiaries in China receive government subsidies from local Chinese government agencies in accordance with relevant Chinese government policies. The government subsidies received are recorded as part of other income or accounted for by reductions of expenses, if the subsidies received are earmarked to compensate a specific expense, such as research and development expense or interest expenses. Unearned government subsidies received are deferred for recognition until the criteria for such recognition could be met. For the years ended December 31, 2015, 2016 and 2017, the government subsidies received and recorded as other income were RMB42,630,000, RMB nil and RMB117,216,600 ($17,938,937), respectively. All of the subsidies received was for the purpose of compensating the Company’s corn procurement. No government subsidy was accounted for by reduction of expense during the years December 31, 2015, 2016 and 2017.

Income Taxes

Income Taxes

The Company follows FASB ASC Topic 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company has adopted FASB ASC Topic 740-10-25 since January 1, 2007, which provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax position. The Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company performed self-assessment and the Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed, which in the PRC is usually 5 years. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2016 and 2017, the management of the Company considered that the Company had no additional liabilities for uncertain tax positions affecting its consolidated financial position and results of operations or cash flows, and will continue to evaluate for any uncertain position in the future. There are no estimated interest costs and penalties provided in the Company’s consolidated financial statements for the years ended December 31, 2015, 2016 and 2017, respectively. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities and the major one is the China Tax Authority.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company presents comprehensive income (loss) in accordance with FASB ASC Topic 220, “Comprehensive Income”.  FASB ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported net of taxes in the consolidated statements of income and comprehensive income. The components of comprehensive income were the net income for the years, the foreign currency translation adjustments and the unrealized holding gain (loss) or any reclassification adjustment of available-for-sale securities.

Appropriated Retained Earnings

Appropriated Retained Earnings

The income of the Company’s PRC subsidiaries is distributable to their shareholder after transfer to reserves as required by relevant PRC laws and regulations and the subsidiaries’ Articles of Association. As stipulated by the relevant laws and regulations in the PRC, these PRC subsidiaries are required to maintain reserves which are non-distributable to shareholders. Appropriations to the reserves are approved by the respective boards of directors.

Reserves include statutory surplus reserves and discretionary reserves. Statutory surplus reserves can be used to offset the accumulated losses, if any, and may be converted into capital in proportion to the existing equity interests of shareholders, provided that the balance after such conversion is not less than 25% of the registered capital. The appropriation to the statutory surplus reserves must not be less than 10% of net profit after taxation. Such appropriation may cease to apply if the balance of the fund is equal to 50% of the entity’s registered capital. The annual appropriation of reserves of both Shandong Borun and Daqing Borun is 10% of the net income after income tax expenses. For the years ended December 31, 2015, 2016 and 2017, the Company made the transfers to this reserve fund in the amounts of RMB12,885,465, RMB6,371,096 and RMB17,673,744  ($2,704,806), respectively, separately presented as “Retained earnings—appropriated” in the balance sheets.

Dividends

Dividends

The Company provides discretionary dividend payments based on the approval of the Company’s Board of Directors. The Board of Directors of the Company had not proposed any dividend payment for the years ended December 31, 2015, 2016 and 2017.

Earnings Per Share

Earnings Per Share

Earnings per share is calculated in accordance with FASB ASC Topic 260, “Earnings Per Share” Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Diluted earnings per share also reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2015	2016	2017	2017
	(RMB)	(RMB)	(RMB)	($)
Numerator:
Net income, representing undistributed earnings available to ordinary shareholder—basic and diluted	128,854,649	63,710,958	176,737,444	27,048,063

Denominator:
Weighted average number ordinary shares outstanding—basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000

Earnings per share:
Basic and diluted	5.01	2.48	6.87	1.05

Operating Risk

Operating Risk

Concentrations of Credit Risk

Trade Accounts Receivable—Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers dispersed across diverse markets and generally short payment terms. Credit is extended based on an evaluation of the customer’s financial condition and collateral generally is not required. The Company evaluates the collectability of accounts receivable based on a combination of factors. In cases where the Company is aware of circumstances that may impair a specific customer’s ability to meet its financial obligations subsequent to the original sale, the Company will record a specific allowance against amounts due, and thereby reduce the net recognized receivable to the amount the Company reasonably believes will be collected. As of December 31, 2016 and 2017, there was no individual trade accounts receivable amounted over 10% of the total balance.

Revenues—Substantially, all of the Company’s revenues are derived from sales of edible alcohol and its by-products, including DDGS Feed, liquid carbon dioxide and crude corn oil and the Company’s chemical products CPE and AMPS in PRC. Any significant decline in market acceptance of the Company’s products or in the financial condition of our existing customers could impair our ability to operate effectively. None of the individual customers contributed over 10% of the total revenue for the years ended December 31, 2015, 2016 and 2017. Additionally, the Company derives substantially all of its revenue from sales in Northeast China.

Purchases—The Company had a concentration of risk for its supply of its primary raw material, corn, which used in the production of edible alcohol.  The granary located in Daqing, Heilongjiang Province as described in the accounting policy for “Inventories” above, supplied 54.8% of the Company’s purchases of corn in 2017.

Interest Rate Risk

Borrowings and Bonds—The Company’s significant interest-bearing financial liabilities are borrowings and bonds.

As of December 31, 2017, all balance of borrowing are short-term borrowings which will be matured at various dates within the year ending December 31, 2018 and do not expose the Company to interest rate risk. The Company’s interest rate risk arises primarily from bonds. The Company’s bonds were issued at fixed rates on November 2, 2016 and expose the Company to fair value and interest rate risk which will be matured at fiscal year 2021.

The interest rates profile and terms of repayment of the Company’s bonds payable at the end of the reporting periods are disclosed in note 12, to the consolidated financial statements.

Other than the above, other financial assets and liabilities do not have material interest rate risk.

Liquidity Risk

The Company’s working capital is sufficient to meet our present requirements. The Company may, however, require additional cash due to changing business conditions or other future developments, including any investments or acquisitions we may decide to pursue. In the long-term, the Company intends to rely primarily on cash flows from operations and additional borrowings from the financial institutions in order to meet the Company’s anticipated cash needs. If the anticipated cash flow is insufficient to meet the requirements, the Company’s may also seek to issue additional equity, debt or equity-linked securities.

Country Risk

The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, pricing and supply of corns and coals, among other things. There can be no assurance; however, those changes in political and other conditions will not result in any adverse impact.

Reclassification of Accounts

Reclassification of Accounts

Certain prior years’ amounts have been reclassified to conform to current year presentations. There was no change to previously reported shareholders’ equity or net income.

Recently Issued Accounting Pronouncements Adopted and Not Yet Adopted

Recently Issued Accounting Pronouncements

Accounting Pronouncements Recently Adopted in the Consolidated Financial Statements for the Year ended December 31, 2017

In April 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”  (“ASU 2016-09”), which simplifies several aspects of the accounting for employee stock-based payment transactions. The areas for simplification in ASU 2016-09 include the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendments in this ASU were effective for annual periods beginning after December 15, 2016 and interim periods within those annual periods. The Company did not incur or have any outstanding stock-based compensation to our employee as of and during the year ended December 31, 2017, the adoption of ASU 2016-09 did not have an impact on the Company’s current consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes” (“ASU 2015-17”). Topic 740, Income Taxes, requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting. Deferred tax liabilities and assets that are not related to an asset or liability for financial reporting are classified according to the expected reversal date of the temporary difference. To simplify the presentation of deferred income taxes, the amendments in ASU 2015-17 require that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position. For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The adoption of ASU 2015-17 did not have a material impact on the Company’s consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-11, “Inventory (Topic 330): Simplifying the Measurement of Inventory” (“ASU 2015-11”). The amendments in this update require an entity to measure inventory within the scope of ASU 2015-11 (the amendments in ASU 2015-11 do not apply to inventory that is measured using last-in, first-out or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out or average cost) at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is uncharged for inventory measured using last-in, first-out or the retail inventory method. The amendments in ASU 2015-11 more closely align the measurement of inventory in GAAP with the measurement of inventory in International Financial Reporting Standards (“IFRS”). ASU 2015-11 is effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in ASU 2015-11 should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The adoption of ASU 2015-11 did not have a material impact on the Company’s consolidated financial statements.  The relevant descriptions have been included in the Company’s accounting policy of “Inventories”.

Recent Accounting Pronouncements Not Yet Adopted

In February 2018, the FASB issued ASU No. 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income” (“ASU 2018-02”), which provides financial statement preparers with an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of ASU 2018-02 is permitted, including adoption in any interim period for the public business entities for reporting periods for which financial statements have not yet been issued. The amendments in this ASU should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company does not expect the adoption of ASU 2018-02 to have a material impact on its consolidated financial statements.

In February 2017, the FASB issued ASU No. 2017-05, “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets” (“ASU 2017-05”), which clarifies the scope of nonfinancial asset guidance in Subtopic 610-20. This ASU also clarifies that derecognition of all businesses and nonprofit activities (except those related to conveyances of oil and gas mineral rights or contracts with customers) should be accounted for in accordance with the derecognition and deconsolidation guidance in Subtopic 810-10. The amendments in this ASU also provide guidance on the accounting for so-called “partial sales” of nonfinancial assets within the scope of Subtopic 610-20 and contributions of nonfinancial assets to a joint venture or other noncontrolled investee. The amendments in this ASU are effective for annual reporting reports beginning after December 15, 2017, including interim reporting periods within that reporting period. The Company does not expect the adoption of ASU 2017-05 to have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”), which removes Step 2 from the goodwill impairment test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. A business entity that is a U.S. Securities and Exchange Commission filer must adopt the amendments in this ASU for its annual or any interim goodwill impairment test in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect the adoption of ASU 2017-04 to have a material impact on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash” (“ASU 2016-18”), which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this ASU do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company does not expect the adoption of ASU 2016-18 to have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”), which addresses the following cash flow issues: (1) debt prepayment or debt extinguishment costs; (2) settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; (3) contingent consideration payments made after a business combination; (4) proceeds from the settlement of insurance claims; (5) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies; (6) distributions received from equity method investees; (7) beneficial interests in securitization transactions; and (8) separately identifiable cash flows and application of the predominance principle. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years and are effective for all other entities for fiscal years beginning after December 15, 2018 and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. The Company does not expect the adoption of ASU 2016-15 to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). Financial Instruments—Credit Losses (Topic 326) amends guideline on reporting credit losses for assets held at amortized cost basis and available-for-sale debt securities. For assets held at amortized cost basis, Topic 326 eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For available-for-sale debt securities, credit losses should be measured in a manner similar to current GAAP, however Topic 326 will require that credit losses be presented as an allowance rather than as a write-down. ASU 2016-13 affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  The Company does not expect the adoption of ASU 2016-13 to have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). The amendments in this update create Topic 842, Leases, and supersede the leases requirements in Topic 840, Leases. Topic 842 specifies the accounting for leases. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. The main difference between Topic 842 and Topic 840 is the recognition of lease assets and lease liabilities for those leases classified as operating leases under Topic 840. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of comprehensive income and the statement of cash flows is largely unchanged from previous GAAP. The amendments in ASU 2016-02 are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public business entities. Early application of the amendments in ASU 2016-02 is permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2016-02 on its consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition the amendments in this update eliminate the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public entities. For public business entities, the amendments in ASU 2016-01 are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Except for the early application guidance discussed in ASU 2016-01, early adoption of the amendments in this update is not permitted. The Company does not expect the adoption of ASU 2016-01 to have a material impact on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date” (“ASU 2015-14”) in August 2015. The amendments in ASU 2015-14 defer the effective date of ASU 2014-09. Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.  Further to ASU 2014-09 and ASU 2015-14, the FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)” (“ASU 2016-08”) in March 2016, ASU No. 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” (“ASU 2016-10”) in April 2016, ASU No. 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients” (“ASU 2016-12”), and ASU No. 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers” (“ASU 2016-20”), respectively. The amendments in ASU 2016-08 clarify the implementation guidance on principal versus agent considerations, including indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers. ASU 2016-10 clarifies guideline related to identifying performance obligations and licensing implementation guidance contained in the new revenue recognition standard. The updates in ASU 2016-10 include targeted improvements based on input the FASB received from the Transition Resource Group for Revenue Recognition and other stakeholders. It seeks to proactively address areas in which diversity in practice potentially could arise, as well as to reduce the cost and complexity of applying certain aspects of the guidance both at implementation and on an ongoing basis. ASU 2016-12 addresses narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition.  Additionally, the amendments in this ASU provide a practical expedient for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The amendments in ASU 2016-20 represents changes to make minor corrections or minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The effective date and transition requirements for ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 are the same as ASU 2014-09. The Company has substantially completed the implementation of these ASUs and has identified the necessary changes to its policies, business processes, systems and controls. Whilst the Company has finalized the analysis of its revenue contracts applying the above guidance, and will adopt FASB ASC Topic 606, Revenue from Contracts with Customers, effective January 1, 2018, using the modified retrospective transition approach. Under this approach, FASB ASC Topic 606 would apply to all new contracts initiated on or after January 1, 2018. For existing contracts that have remaining obligations as of January 1, 2018, any difference between the recognition criteria in these ASUs and the Company’s current revenue recognition practices would be recognized using a cumulative effect adjustment to the opening balance of accumulated deficit. The Company has concluded that its revenue recognition will remain the same as previously reported and will not have material impacts to its consolidated financial statements.